FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2019
FAIR VALUE MEASUREMENTS
Schedule of financial assets and liabilities measured at fair value on a recurring basis

The Group’s financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments as of the following dates:

	December 31, 2018
	Fair value measurements using input type
	Level 2	Level 3	Total

Marketable securities	$19,602	$—	$19,602
Financial liabilities related to foreign currency derivative hedging contracts	(293)	—	(293)
Earn out liability related to the acquisition of ACS	—	(433)	(433)

Total financial net assets (liabilities) as of December 31, 2018	$19,309	$(433)	$18,876

Schedule of fair value measurements using significant unobservable inputs (Level 3)

Fair value measurements using significant unobservable inputs (Level 3):

Balance at January 1, 2019	$(433)
Payment of earn out liability	410
Adjustment due to change in the forecast of earn out consideration	23

Balance at December 31, 2019	$—